Fair values of financial assets and liabilities - Valuation techniques - financial assets (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 44,332	£ 58,917
Level 3 financial liabilities carried at fair value	17,912	28,641
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	2,416	2,779
Level 3 financial liabilities carried at fair value	401	8
Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets		500
Loans and advances to customers [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	472,187	464,044
Financial assets, fair value	473,818	463,796
Financial assets at fair value through profit or loss [member] | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	2,334	2,721
Favourable changes	23
Unfavourable changes	(27)
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	5,763	20,011
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member] | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	2,334	2,721
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member] | Discounted cashflows | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 2,334	2,721
Favourable changes		35
Unfavourable changes		£ (35)
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member] | Discounted cashflows | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gross interest rates, inferred spreads (bps)	0.76	0.97
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member] | Discounted cashflows | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gross interest rates, inferred spreads (bps)	1.04
Financial assets at fair value through profit or loss [member] | Loans and advances to customers [Member] | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Gross interest rates, inferred spreads (bps)		1.03
Financial assets at fair value through profit or loss [member] | Available For Sale Financial Assets [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 6,904	£ 23,256
Financial assets at fair value through profit or loss [member] | Available For Sale Financial Assets [Member] | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	2,334	2,721
Financial assets at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	26,680	24,368
Financial assets, fair value	26,680	24,368
Financial assets at FVOCI | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	56	53
Financial assets at FVOCI | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	26
Financial assets at FVOCI | Available For Sale Financial Assets [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		24,368
Financial assets at FVOCI | Available For Sale Financial Assets [Member] | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		53
Financial assets at FVOCI | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 26
Financial assets at FVOCI | Interest rate derivatives | Option pricing model | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility	7.00%
Financial assets at FVOCI | Interest rate derivatives | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility	121.00%
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 10,748	11,293
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	£ 26	5
Derivative financial instruments | Interest rate derivatives | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		£ 5
Derivative financial instruments | Interest rate derivatives | Option pricing model | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility		19.00%
Derivative financial instruments | Interest rate derivatives | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate volatility		80.00%